Cover	May 19, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Amendment Description	Waste Connections, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to its Current Report on Form 8-K dated May 19, 2023, filed with the Securities and Exchange Commission on May 19, 2023 (the “Initial 8-K”), solely for the purpose of disclosing under Item 5.07 of Form 8-K its decision, following its 2023 annual meeting of shareholders (the “Meeting”), as to the frequency with which it expects to include a shareholder advisory vote on the compensation of executives in future annual meeting proxy materials. This Amendment No. 1 does not otherwise revise the Initial 8-K in any way.
Document Period End Date	May 19, 2023
Entity File Number	1-34370
Entity Registrant Name	Waste Connections, Inc.
Entity Central Index Key	0001318220
Entity Tax Identification Number	98-1202763
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	6220 Hwy 7, Suite 600
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4H 4G3
City Area Code	905
Local Phone Number	532-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false